Equity (Details) - CLP ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 17, 2022	Mar. 25, 2020	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Number of registered shares (in Shares)			101,017,081,114	101,017,081,114
Dividend paid			$ 539,827
Minimum distribution, percentage			30.00%
Retained earnings			$ 422,830	237,877
Consumer Loans			253,094
Common Shareholders [Member]
Equity (Details) [Line Items]
Dividends per ordinary share (in Pesos per share)	$ 5.34393608948	$ 2.18053623438
Dividend paid			$ 539,827	$ 220,271